Prospectus Supplement

September 11, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 11, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Multi-Asset Portfolio

The following information replaces the information which appears in the legend of the cover page in the Prospectus:

The Securities and Exchange Commission (the "SEC") and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Please retain this supplement for future reference.

  IFIMULASSTSPT-0915

Statement of Additional Information Supplement

September 11, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 11, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2015

Multi-Asset Portfolio

The fourth paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Limitations—Derivatives—Regulatory Matters" is hereby deleted and replaced with the following:

The Adviser is subject to registration and regulation as a "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended ("CEA"), with respect to its service as investment adviser to the Multi-Asset Portfolio. As a result, the Fund, on behalf of the Multi-Asset Portfolio, will be required to operate in compliance with applicable CFTC requirements, including registration, disclosure, reporting and other operational requirements under the CEA and related CFTC regulations. Compliance with these additional requirements may increase Fund expenses.

The Fund, on behalf of each Portfolio, except for the Multi-Asset Portfolio, has filed a notice of eligibility with the National Futures Association ("NFA") claiming an exclusion from the definition of the term CPO pursuant to CFTC Regulation 4.5, as promulgated under the CEA, with respect to each Portfolio's operations. Therefore, neither the Portfolios nor the Adviser (with respect to the Portfolios), except for the Multi-Asset Portfolio, is subject to registration or regulation as a commodity pool or CPO under the CEA. If a Portfolio becomes subject to these requirements, as well as related NFA rules, the Portfolio may incur additional compliance and other expenses.

Please retain this supplement for future reference.